Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 20,667,000	$ 11,129,000
Accounts receivable	830,000	904,000
Inventory	8,073,000	8,238,000
Deposits on purchased inventory	3,936,000	2,798,000
Deferred cost of revenue	8,782,000	4,712,000
Prepaid expenses and other current assets	1,329,000	626,000
Total current assets	43,617,000	28,407,000
Property and equipment, net	7,306,000	2,931,000
Restricted cash	943,000	1,053,000
Intangible assets, net	200,000	264,000
Deferred offering costs	0	1,419,000
Other assets	91,000	31,000
TOTAL ASSETS	52,157,000	34,105,000
Current liabilities:
Accounts payable	4,358,000	6,937,000
Accrued liabilities	5,413,000	3,633,000
Customer deposits	12,763,000	6,100,000
Deferred revenue, current portion	5,616,000	7,361,000
Long-term debt, current portion	0	5,493,000
Notes payable	0	240,000
Total current liabilities	28,150,000	29,764,000
Long-term debt, net of current portion	29,016,000	9,149,000
Convertible preferred stock warrant liability	0	138,000
Deferred revenue, net of current portion	345,000	0
Other long-term liabilities	1,603,000	567,000
TOTAL LIABILITIES	$ 59,114,000	$ 39,618,000
Commitments and contingencies (Note 7)
Convertible preferred stock, par value $0.01 per share; 80,710,997 and 74,460,997 shares authorized at December 31, 2015 and 2014; nil and 27,654,928 shares issued and outstanding at December 31, 2015 and 2014; aggregate liquidation preference of nil and $146,732 at December 31, 2015 and 2014	$ 0	$ 145,110,000
Stockholders’ deficit:
Common stock, par value of $0.01 per share; 300,000,000 and 88,000,000 shares authorized at December 31, 2015 and 2014; 38,204,960 and 907,037 shares issued and outstanding at December 31, 2015 and 2014	372,000	9,000
Additional paid-in capital	189,712,000	1,414,000
Accumulated deficit	(197,041,000)	(152,046,000)
TOTAL STOCKHOLDERS’ DEFICIT	(6,957,000)	(150,623,000)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	$ 52,157,000	$ 34,105,000